Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.7%
AAdvantage Loyalty IP Ltd. TBD% due 04/20/2028		$1,700	$1,742
Advantage Sales & Marketing, Inc. 6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		1,800	1,800
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		693	694
Alphabet Holding Co., Inc. 3.609% (LIBOR03M + 3.500%) due 09/26/2024 ~		290	288
Altice France S.A. 4.198% (LIBOR03M + 4.000%) due 08/14/2026 ~		339	338
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		998	993
Banijay Entertainment S.A.S 3.854% (LIBOR03M + 3.750%) due 03/01/2025 ~		199	198
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		998	997
Caesars Resort Collection LLC
2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~		990	976
4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~		995	998
Carnival Corp.
TBD% due 09/22/2022 «	EUR	5,500	6,287
7.500% (EUR003M + 7.500%) due 06/30/2025 ~		993	1,196
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$1,886	1,952
Cobham PLC 3.500% (EUR003M + 3.500%) due 01/18/2027 ~	EUR	1,400	1,641
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~		$117	117
Coty, Inc. 1.500% (EUR003M + 1.500%) due 04/05/2023 ~	EUR	4,494	5,134
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$7,468	7,478
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	3,263	2,679
DTEK Investments Ltd. 5.115% (LIBOR03M + 5.000%) due 06/30/2023 «~		$6,750	4,726
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~		97	96
Endure Digital, Inc. 4.250% (LIBOR03M + 3.500%) due 02/10/2028 ~		4,000	3,989
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~		47,745	41,267
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~		164	163
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 «~		9,875	9,949
Frontier Communications Corp. 5.750% (LIBOR03M + 4.750%) due 10/08/2021 ~		6,600	6,621
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		5,387	5,373
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		130	132
8.000% (PRIME + 4.750%) due 11/27/2023 ~		300	306
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		1,100	1,099
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		4,000	4,024
Klockner Pentaplast of America, Inc. TBD% due 02/04/2026		2,993	2,989
KP Germany Erste GmbH TBD% due 02/04/2026	EUR	1,900	2,200
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		$3,200	3,159
LogMeIn, Inc. 4.854% (LIBOR03M + 4.750%) due 08/31/2027 ~		2,993	2,989
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~		109	89
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		1,670	989
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~		261	258
Nielsen Consumer, Inc.
TBD% due 03/06/2028	EUR	1,800	2,115
TBD% (LIBOR03M + 4.000%) due 03/06/2028 ~		$1,500	1,497

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Nielsen Finance LLC
3.750% (EUR003M + 3.750%) due 06/04/2025 ~	EUR	802	945
4.750% (LIBOR03M + 3.750%) due 06/04/2025 ~		$783	787
Nouryon Finance BV 2.860% (LIBOR03M + 2.750%) due 10/01/2025 ~		633	624
Parexel International Corp. 2.859% (LIBOR03M + 2.750%) due 09/27/2024 ~		86	85
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		1,780	1,775
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~		100	100
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		5,540	5,418
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(k)	EUR	19,357	21,974
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~		$85	82
RegionalCare Hospital Partners Holdings, Inc. 3.859% (LIBOR03M + 3.750%) due 11/16/2025 ~		87	86
Republic of Cote d'lvoire TBD% due 03/19/2027 «	EUR	1,000	1,167
Sasol Ltd. 0.500% - 1.825% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		$13,451	12,542
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		13,178	13,248
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(d)		33,623	31,437
Sigma Bidco BV TBD% due 03/31/2025	PLN	24,000	5,774
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		$1,000	1,052
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		323	322
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		998	1,006
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~		7,900	7,890
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		25,135	24,849
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		1,101	1,097
Valaris PLC (8.000% PIK) TBD% - 8.000% due 08/17/2021 «µ		53	52
Veritas Holdings, Inc 1.000% due 09/01/2025		2,765	2,773
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		4	4
Westmoreland Mining Holdings LLC (15.000% PIK) TBD% - 15.000% due 03/15/2029 «(d)		28	17
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		3,746	3,755

Total Loan Participations and Assignments (Cost $260,605)			268,399

CORPORATE BONDS & NOTES 52.4%
BANKING & FINANCE 14.5%
Ally Financial, Inc. 8.000% due 11/01/2031		10	14
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)(m)		184	253
Ambac LSNI LLC 6.000% due 02/12/2023 •(m)		1,720	1,726
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	200	234
2.625% due 04/28/2025 (m)		900	1,083
3.625% due 09/24/2024 (m)		15,646	19,426
5.375% due 01/18/2028 •(m)		3,200	3,321
10.500% due 07/23/2029		400	578
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,000	570
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(i)(j)	EUR	200	273
Barclays PLC
6.125% due 12/15/2025 •(i)(j)		$1,400	1,531
6.375% due 12/15/2025 •(i)(j)(m)	GBP	1,050	1,592
7.125% due 06/15/2025 •(i)(j)(m)		5,200	8,090
7.250% due 03/15/2023 •(i)(j)(m)		3,400	5,068
7.875% due 03/15/2022 •(i)(j)		$200	211
7.875% due 09/15/2022 •(i)(j)(m)	GBP	1,600	2,374
Burford Capital Global Finance LLC 6.250% due 04/15/2028 (c)		$1,200	1,232
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		6	3
5.250% due 12/01/2023 ^(e)(m)		313	181

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

5.950% due 12/15/2026 ^(e)(m)		1,551	891
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	100	103
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		$400	434
7.500% due 07/17/2023 •(i)(j)(m)		800	848
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	200	247
Fairfax Financial Holdings Ltd.
3.375% due 03/03/2031 (m)		$100	100
4.700% due 12/16/2026	CAD	100	88
FloodSmart Re Ltd.
13.000% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		$2,194	2,197
16.750% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		627	628
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	115
0.162% due 12/01/2024 •		200	224
0.183% due 11/15/2023 •		100	114
1.744% due 07/19/2024		400	472
2.330% due 11/25/2025		200	241
2.386% due 02/17/2026		300	362
2.748% due 06/14/2024	GBP	300	418
3.021% due 03/06/2024	EUR	400	490
3.250% due 09/15/2025 (m)		600	750
3.339% due 03/28/2022 (m)		$2,000	2,030
3.350% due 11/01/2022 (m)		200	204
3.375% due 11/13/2025 (m)		1,600	1,629
3.664% due 09/08/2024 (m)		1,200	1,244
4.375% due 08/06/2023 (m)		500	524
4.389% due 01/08/2026 (m)		200	210
4.535% due 03/06/2025	GBP	700	1,031
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (m)		$1,013	1,060
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		340	390
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025 (m)		1,100	1,191
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		300	319
Howard Hughes Corp.
4.125% due 02/01/2029 (m)		400	392
4.375% due 02/01/2031 (m)		200	196
5.375% due 08/01/2028 (m)		200	211
HSBC Holdings PLC
4.700% due 03/09/2031 •(i)(j)		500	494
5.875% due 09/28/2026 •(i)(j)(m)	GBP	1,000	1,525
6.000% due 09/29/2023 •(i)(j)	EUR	200	256
6.500% due 03/23/2028 •(i)(j)(m)		$1,220	1,370
Hunt Cos., Inc. 6.250% due 02/15/2026		60	62
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		200	190
ING Groep NV 5.750% due 11/16/2026 •(i)(j)(m)		800	873
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)(j)	EUR	500	720
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	100	140
Kennedy-Wilson, Inc.
4.750% due 03/01/2029 (m)		$6,100	6,184
5.000% due 03/01/2031 (m)		6,900	6,997
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		89	88
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(i)(j)	GBP	900	1,297
7.500% due 09/27/2025 •(i)(j)(m)		$1,500	1,718
7.625% due 06/27/2023 •(i)(j)(m)	GBP	1,700	2,559
7.875% due 06/27/2029 •(i)(j)(m)		14,673	25,519
LPL Holdings, Inc. 4.000% due 03/15/2029		$6,200	6,254
MGIC Investment Corp. 5.250% due 08/15/2028 (m)		2,226	2,316
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (m)		3,400	3,393
4.625% due 06/15/2025 (m)		100	106
5.750% due 02/01/2027		200	221
National Health Investors, Inc. 3.000% due 02/01/2031 (m)		200	187
Natwest Group PLC
5.125% due 05/12/2027 •(i)(j)	GBP	700	1,016
6.000% due 12/29/2025 •(i)(j)(m)		$2,800	3,079
8.000% due 08/10/2025 •(i)(j)(m)		5,775	6,784
NE Property BV 1.875% due 10/09/2026	EUR	100	119
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (d)		$150	158

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Pinnacol Assurance 8.625% due 06/25/2034 «(k)		10,200	12,394
PRA Group, Inc. 7.375% due 09/01/2025 (m)		1,300	1,397
Preferred Term Securities Ltd. 0.564% (US0003M + 0.380%) due 09/23/2035 ~		117	115
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,200	13,793
7.375% due 06/24/2022 •(i)(j)(m)		8,635	12,497
SLM Corp. 4.200% due 10/29/2025 (m)		$2,900	3,052
Societe Generale S.A.
5.375% due 11/18/2030 •(i)(j)(m)		700	722
6.750% due 04/06/2028 •(i)(j)(m)		400	446
7.375% due 10/04/2023 •(i)(j)(m)		1,600	1,731
Starwood Property Trust, Inc. 5.500% due 11/01/2023 (m)		1,100	1,151
Tesco Property Finance PLC 6.052% due 10/13/2039 (m)	GBP	2,922	5,282
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		$32,800	9,419
Trust Fibra Uno
4.869% due 01/15/2030 (m)		500	543
6.390% due 01/15/2050 (m)		2,400	2,650
Unique Pub Finance Co. PLC 5.659% due 06/30/2027 (m)	GBP	1,400	2,065
Uniti Group LP
6.000% due 04/15/2023 (m)		$4,200	4,276
6.500% due 02/15/2029 (m)		7,228	7,147
7.875% due 02/15/2025 (m)		19,288	20,875
Uniti Group, Inc. 7.125% due 12/15/2024 (m)		3,258	3,358
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)(m)		9,207	4,765

			248,416

INDUSTRIALS 31.8%
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028 (m)		1,200	1,250
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (m)		1,000	1,077
Aker BP ASA
3.000% due 01/15/2025 (m)		150	155
3.750% due 01/15/2030 (m)		150	155
Altice Financing S.A. 7.500% due 05/15/2026 (m)		6,360	6,654
AMC Networks, Inc. 4.250% due 02/15/2029 (m)		3,900	3,798
American Airlines Pass-Through Trust
3.350% due 04/15/2031		259	263
3.375% due 11/01/2028 (m)		363	354
3.700% due 04/01/2028 (m)		880	876
Arches Buyer, Inc. 4.250% due 06/01/2028 (m)		1,400	1,400
Associated Materials LLC 9.000% due 09/01/2025 (m)		6,327	6,691
B.C. Unlimited Liability Co. 3.500% due 02/15/2029 (m)		3,000	2,923
Bellis Acquisition Co. PLC 3.250% due 02/16/2026 (m)	GBP	5,500	7,625
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(m)		$246	185
Boeing Co.
5.150% due 05/01/2030 (m)		1,643	1,894
5.705% due 05/01/2040 (m)		2,573	3,154
5.805% due 05/01/2050 (m)		1,715	2,164
5.930% due 05/01/2060 (m)		2,812	3,618
Bombardier, Inc.
6.000% due 10/15/2022 (m)		12,958	12,982
6.125% due 01/15/2023 (m)		2,668	2,781
7.500% due 12/01/2024 (m)		3,926	3,928
7.500% due 03/15/2025 (m)		1,929	1,900
7.875% due 04/15/2027 (m)		6,382	6,269
BRF S.A. 5.750% due 09/21/2050 (m)		300	296
British Airways Pass-Through Trust 4.250% due 05/15/2034 (m)		397	417
Broadcom, Inc.
4.150% due 11/15/2030 (m)		811	876
4.300% due 11/15/2032 (m)		958	1,044
5.000% due 04/15/2030 (m)		1,000	1,141
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(k)		2,483	2
11.000% due 12/09/2022 ^(e)		5,598	2,855

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Cablevision Lightpath LLC
3.875% due 09/15/2027 (m)		1,000	991
5.625% due 09/15/2028 (m)		1,000	1,017
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (m)		8,838	9,433
CCO Holdings LLC
4.250% due 02/01/2031 (m)		8,897	8,928
4.500% due 08/15/2030 (m)		379	387
4.500% due 05/01/2032 (m)		1,000	1,014
4.750% due 03/01/2030 (m)		438	454
CGG S.A.
7.750% due 04/01/2027 (c)	EUR	600	702
8.750% due 04/01/2027 (c)		$3,000	3,031
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		189	197
CommonSpirit Health 3.910% due 10/01/2050 (m)		500	511
Community Health Systems, Inc.
4.750% due 02/15/2031 (m)		1,900	1,858
5.625% due 03/15/2027 (m)		15,190	15,931
6.625% due 02/15/2025 (m)		4,650	4,917
8.000% due 03/15/2026 (m)		1,328	1,437
Connect Finco SARL 6.750% due 10/01/2026 (m)		144	154
Consolidated Communications, Inc. 5.000% due 10/01/2028		400	404
Corning, Inc. 5.450% due 11/15/2079 (m)		186	232
Crocs, Inc. 4.250% due 03/15/2029		500	489
Delta Air Lines, Inc.
4.500% due 10/20/2025 (m)		1,000	1,068
4.750% due 10/20/2028 (m)		1,000	1,088
7.375% due 01/15/2026 (m)		1,830	2,142
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (m)		466	486
10.750% due 09/01/2024 (m)		3,348	3,556
Endure Digital, Inc. 6.000% due 02/15/2029 (m)		1,800	1,762
Energy Transfer LP 5.000% due 05/15/2050 (m)		185	192
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		5,765	4,287
Exela Intermediate LLC 10.000% due 07/15/2023		267	97
Expedia Group, Inc.
4.625% due 08/01/2027 (m)		1,000	1,114
6.250% due 05/01/2025 (m)		176	204
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		3,502	3,561
6.875% due 03/01/2026 (m)		2,482	2,574
6.875% due 10/15/2027 (m)		1,100	1,181
FMG Resources August 2006 Pty. Ltd. 4.375% due 04/01/2031		3,000	3,058
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		8,520	8,781
Fresnillo PLC 4.250% due 10/02/2050 (m)		3,000	2,953
Frontier Finance PLC 8.000% due 03/23/2022	GBP	3,281	4,646
Full House Resorts, Inc. 8.250% due 02/15/2028 (m)		$3,455	3,689
General Electric Co.
4.350% due 05/01/2050 (m)		9,000	10,015
5.875% due 01/14/2038 (m)		46	60
6.150% due 08/07/2037 (m)		235	309
GFL Environmental, Inc. 3.500% due 09/01/2028 (m)		3,100	3,011
Global Medical Response, Inc. 6.500% due 10/01/2025 (m)		3,000	3,109
Guara Norte SARL 5.198% due 06/15/2034 (m)		400	393
Harvest Midstream LP 7.500% due 09/01/2028 (m)		2,000	2,154
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029 (m)		2,800	2,777
4.000% due 05/01/2031 (m)		5,000	5,009
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		7,168	7,428
Hologic, Inc. 3.250% due 02/15/2029 (m)		1,500	1,484
iHeartCommunications, Inc. 6.375% due 05/01/2026 (m)		3,168	3,368
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		1,071	1,127

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		944	1,035
Innophos Holdings, Inc. 9.375% due 02/15/2028 (m)		369	399
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		434	149
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(m)		26,054	16,023
8.000% due 02/15/2024 (m)		295	306
8.500% due 10/15/2024 ^(e)(m)		21,036	13,240
9.750% due 07/15/2025 ^(e)(m)		15,493	9,592
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)(m)		9,620	433
8.125% due 06/01/2023 ^(e)(m)		8,785	395
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028 (m)		2,400	2,441
7.750% due 10/15/2025 (m)		700	760
JetBlue Pass-Through Trust 4.000% due 05/15/2034 (m)		1,900	2,057
Kleopatra Finco SARL 4.250% due 03/01/2026	EUR	200	235
Kleopatra Holdings 2 S.C.A. 6.500% due 09/01/2026		200	227
Kraft Heinz Foods Co.
4.250% due 03/01/2031 (m)		$1,542	1,700
5.500% due 06/01/2050 (m)		1,542	1,892
Level 3 Financing, Inc. 3.625% due 01/15/2029 (m)		5,128	4,977
Leviathan Bond Ltd.
5.750% due 06/30/2023 (m)		500	525
6.125% due 06/30/2025 (m)		400	434
6.500% due 06/30/2027 (m)		400	439
6.750% due 06/30/2030 (m)		200	220
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026 (m)		2,100	2,154
Mattel, Inc.
3.375% due 04/01/2026		500	517
3.750% due 04/01/2029		500	504
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (m)		500	532
5.625% due 07/17/2027 (m)		400	418
5.750% due 07/21/2028 (m)		10,700	11,416
MGM China Holdings Ltd. 4.750% due 02/01/2027 (m)		1,000	1,016
MGM Resorts International 4.750% due 10/15/2028 (m)		5,000	5,174
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (m)		2,000	2,018
NCL Corp. Ltd. 10.250% due 02/01/2026 (m)		11,839	13,920
NCR Corp. 5.125% due 04/15/2029 (c)		3,540	3,573
NESCO Holdings, Inc. 5.500% due 04/15/2029 (c)		600	616
Netflix, Inc.
3.625% due 06/15/2030 (m)	EUR	427	587
3.875% due 11/15/2029 (m)		1,717	2,405
4.625% due 05/15/2029 (m)		700	1,021
4.875% due 06/15/2030 (m)		$300	346
5.375% due 11/15/2029 (m)		150	178
Nissan Motor Co. Ltd.
4.345% due 09/17/2027 (m)		3,200	3,483
4.810% due 09/17/2030 (m)		400	439
Northriver Midstream Finance LP 5.625% due 02/15/2026 (m)		4,200	4,374
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025 (m)		128	138
PeaceHealth Obligated Group 3.218% due 11/15/2050 (m)		200	196
Petroleos Mexicanos
5.350% due 02/12/2028 (m)		1,716	1,672
5.950% due 01/28/2031 (m)		9,959	9,580
6.490% due 01/23/2027 (m)		200	209
6.500% due 03/13/2027 (m)		3,176	3,324
6.500% due 01/23/2029 (m)		11,278	11,413
6.625% due 06/15/2035 (m)		3,900	3,716
6.750% due 09/21/2047 (m)		2,720	2,318
6.840% due 01/23/2030 (m)		9,688	9,850
6.950% due 01/28/2060 (m)		780	671
7.690% due 01/23/2050 (m)		330	306
Plantronics, Inc. 4.750% due 03/01/2029 (m)		2,200	2,167
Platin 1426 GmbH 6.875% due 06/15/2023 (m)	EUR	2,140	2,537
Prestige Brands, Inc. 3.750% due 04/01/2031 (m)		$500	478

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (m)		2,200	2,351
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (m)		4,000	3,885
Prosus NV
2.031% due 08/03/2032	EUR	500	602
4.027% due 08/03/2050 (m)		$400	364
QualityTech LP 3.875% due 10/01/2028 (m)		3,000	2,989
QVC, Inc. 5.950% due 03/15/2043 (m)		1,314	1,284
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	200	215
3.375% due 06/18/2026	GBP	100	137
3.625% due 10/14/2025 (m)		$400	402
4.625% due 02/16/2026 (m)	EUR	1,000	1,267
4.625% due 02/16/2026		200	253
5.750% due 10/15/2027 (m)	GBP	1,000	1,503
5.750% due 10/15/2027 (m)		$700	746
5.750% due 10/15/2027	GBP	900	1,352
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (m)		$1,430	1,670
Sabre GLBL, Inc. 7.375% due 09/01/2025 (m)		1,000	1,093
Sands China Ltd. 5.125% due 08/08/2025 (m)		1,000	1,120
Sensata Technologies BV 4.000% due 04/15/2029		4,000	4,080
Sinclair Television Group, Inc. 4.125% due 12/01/2030 (m)		1,000	966
Spirit AeroSystems, Inc. 5.500% due 01/15/2025 (m)		1,000	1,059
Staples, Inc. 7.500% due 04/15/2026		38	40
Studio City Finance Ltd.
6.000% due 07/15/2025 (m)		3,000	3,175
6.500% due 01/15/2028 (m)		3,000	3,217
Superior Plus LP 4.500% due 03/15/2029		500	506
T-Mobile USA, Inc. 3.375% due 04/15/2029 (m)		2,700	2,725
Tasty Bondco 1 S.A. 6.250% due 05/15/2026 (m)	EUR	900	973
Tenet Healthcare Corp. 6.750% due 06/15/2023 (m)		$7,200	7,811
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		170	172
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	200	259
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$5,598	6,111
5.750% due 09/30/2039 (m)		27,684	31,748
TransDigm, Inc. 5.500% due 11/15/2027		88	91
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		291	276
Transocean, Inc.
7.250% due 11/01/2025 (m)		243	157
7.500% due 01/15/2026		70	45
8.000% due 02/01/2027 (m)		195	116
Travel + Leisure Co.
3.900% due 03/01/2023 (m)		204	211
4.625% due 03/01/2030		62	64
5.650% due 04/01/2024		50	54
Triumph Group, Inc.
5.250% due 06/01/2022		84	83
6.250% due 09/15/2024 (m)		134	136
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (m)		156	172
U.S. Steel Corp. 6.875% due 03/01/2029 (m)		500	512
Uber Technologies, Inc. 6.250% due 01/15/2028 (m)		2,100	2,290
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		500	541
United Airlines Pass-Through Trust 4.875% due 07/15/2027 (m)		2,400	2,519
United Group BV 4.875% due 07/01/2024 (m)	EUR	200	239
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		$1,747	1,772
Valaris PLC
5.750% due 10/01/2044 ^(e)		321	37
7.750% due 02/01/2026 ^(e)		38	4
Vale Overseas Ltd.
6.875% due 11/21/2036 (m)		333	443

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

6.875% due 11/10/2039 (m)		110	147
Veritas US, Inc. 7.500% due 09/01/2025 (m)		3,018	3,138
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		5,789	6,817
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (m)		11,700	11,850
Vine Energy Holdings LLC 6.750% due 04/15/2029 (c)		3,000	3,000
Vmed O2 UK Financing PLC
3.250% due 01/31/2031 (m)	EUR	1,400	1,656
4.250% due 01/31/2031 (m)		$1,300	1,267
Volcan Cia Minera SAA 4.375% due 02/11/2026 (m)		300	308
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~(m)		124	122
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		21,263	21,695
WMG Acquisition Corp. 3.000% due 02/15/2031 (m)		5,900	5,622
Wolverine Escrow LLC
8.500% due 11/15/2024		1,100	1,099
9.000% due 11/15/2026		1,400	1,401
Wynn Las Vegas LLC
5.250% due 05/15/2027 (m)		3,900	4,089
5.500% due 03/01/2025 (m)		2,900	3,067
Wynn Macau Ltd.
4.875% due 10/01/2024		200	203
5.125% due 12/15/2029 (m)		800	821
5.500% due 01/15/2026 (m)		200	209
5.625% due 08/26/2028 (m)		200	209
Yum! Brands, Inc. 3.625% due 03/15/2031 (m)		5,000	4,812
Zayo Group Holdings, Inc. 6.125% due 03/01/2028 (m)		211	217

			543,828

UTILITIES 6.1%
AT&T, Inc.
3.100% due 02/01/2043 (m)		3,300	3,086
3.300% due 02/01/2052 (m)		3,300	2,978
3.500% due 06/01/2041 (m)		1,739	1,719
3.500% due 02/01/2061 (m)		2,300	2,091
3.650% due 06/01/2051 (m)		1,553	1,505
3.850% due 06/01/2060 (m)		1,295	1,241
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030 (m)		300	301
Edison International 5.750% due 06/15/2027 (m)		272	318
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (m)		9,300	9,633
FEL Energy SARL 5.750% due 12/01/2040 (m)		5,100	5,241
FirstEnergy Corp.
3.400% due 03/01/2050 (m)		500	440
5.350% due 07/15/2047 (m)		500	562
Frontier Communications Corp.
5.000% due 05/01/2028 (m)		11,800	12,039
5.875% due 10/15/2027 (m)		1,100	1,168
Lumen Technologies, Inc. 4.000% due 02/15/2027 (m)		222	227
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		233	230
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		5,034	4,946
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (m)		1,447	1,510
3.450% due 07/01/2025 (m)		3,237	3,428
3.750% due 08/15/2042 (m)		58	53
3.950% due 12/01/2047 (m)		500	462
4.000% due 12/01/2046		4	4
4.300% due 03/15/2045 (m)		433	423
4.500% due 07/01/2040 (m)		2,711	2,756
4.500% due 12/15/2041 (m)		534	519
4.550% due 07/01/2030 (m)		10,202	11,073
4.600% due 06/15/2043 (m)		107	108
4.750% due 02/15/2044 (m)		2,890	2,967
4.950% due 07/01/2050 (m)		10,191	10,498
Petrobras Global Finance BV
6.625% due 01/16/2034 (m)	GBP	700	1,082
6.750% due 06/03/2050 (m)		$5,986	6,401
6.850% due 06/05/2115 (m)		5,790	5,961
7.250% due 03/17/2044 (m)		612	702
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		320	366

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

9.250% due 07/06/2024 (m)		3,647	4,057
9.750% due 01/06/2027 (m)		1,953	2,290
Southern California Edison Co. 3.650% due 02/01/2050 (m)		62	61
Talen Energy Supply LLC 6.625% due 01/15/2028		62	62
Tallgrass Energy Partners LP 7.500% due 10/01/2025 (m)		1,000	1,078
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		320	296

			103,882

Total Corporate Bonds & Notes (Cost $885,531)			896,126

CONVERTIBLE BONDS & NOTES 1.1%
BANKING & FINANCE 0.6%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	1,400	1,404
PennyMac Corp. 5.500% due 03/15/2026 (m)		$7,700	7,892

			9,296

INDUSTRIALS 0.5%
Multiplan Corp. 6.000% due 10/15/2027		10,500	8,920

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		66	14

Total Convertible Bonds & Notes (Cost $19,382)			18,230

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		129	143
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	85
7.350% due 07/01/2035		50	62
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		230	259

			549

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		95,900	10,090

Total Municipal Bonds & Notes (Cost $8,147)			10,639

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
3.500% due 06/25/2050 (a)(m)		6,096	1,038
3.759% due 02/25/2040 •		720	729
5.811% due 07/25/2041 •(a)(m)		2,984	493
5.859% due 07/25/2029 •(m)		2,460	2,689
5.961% due 10/25/2040 •(a)(m)		3,974	516
6.241% due 12/25/2037 •(a)		120	22
6.411% due 09/25/2037 •(a)(m)		522	92
6.491% due 03/25/2040 •(a)		3,534	451
6.541% due 11/25/2036 •(a)		77	12
6.611% due 06/25/2037 •(a)		260	39
6.709% due 02/25/2040 •		2,660	2,643
6.871% due 03/25/2038 •(a)		1,245	241
6.891% due 02/25/2038 •(a)(m)		803	168
6.991% due 06/25/2023 •(a)(m)		399	23
12.131% due 01/25/2041 •(m)		5,468	7,173
Freddie Mac
0.000% due 02/25/2046 (b)(h)		5,235	4,963
0.100% due 02/25/2046 (a)		5,236	3
0.700% due 11/25/2055 ~(a)(m)		81,880	5,438
2.011% due 11/25/2045 ~(a)(m)		23,213	2,737
3.000% due 06/25/2050 (a)(m)		15,523	2,251
3.500% due 07/25/2050 (a)(m)		14,278	2,578
5.000% due 05/25/2048 (a)(m)		14,600	2,027
5.259% due 10/25/2029 •(m)		2,350	2,539
6.304% due 05/15/2037 •(a)		126	19
6.364% due 07/15/2036 •(a)(m)		1,574	287
6.474% due 09/15/2036 •(a)(m)		555	108
6.594% due 04/15/2036 •(a)		508	71

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

7.674% due 09/15/2036 •(a)(m)		961	219
9.109% due 03/25/2029 •		2,088	2,229
10.609% due 10/25/2028 •		495	580
10.859% due 03/25/2025 •		2,884	2,868
14.205% due 09/15/2041 •		602	867
16.610% due 09/15/2034 •		23	24

Total U.S. Government Agencies (Cost $45,050)			46,137

NON-AGENCY MORTGAGE-BACKED SECURITIES 47.3%
Alba PLC 0.340% due 12/15/2038 •(m)	GBP	6,644	8,424
American Home Mortgage Assets Trust
0.399% due 08/25/2037 ^•(m)		$10,747	10,276
0.649% due 11/25/2035 •		980	971
American Home Mortgage Investment Trust
0.709% due 09/25/2045 •		3,843	3,522
1.009% due 02/25/2044 •		9,739	9,325
Ashford Hospitality Trust 1.506% due 04/15/2035 •(m)		6,835	6,780
BAMLL Commercial Mortgage Securities Trust 2.256% due 03/15/2037 •(m)		2,919	2,786
Banc of America Alternative Loan Trust
6.000% due 06/25/2037		163	160
6.000% due 06/25/2046		72	72
Banc of America Funding Corp. 0.452% due 05/26/2036 ~		5,904	5,223
Banc of America Funding Trust
0.000% due 06/26/2035 ~		3,262	3,158
0.328% due 08/25/2047 ^~		3,364	2,893
0.531% due 04/20/2047 ^•(m)		7,324	7,209
0.786% due 02/20/2035 •(m)		4,612	4,762
2.770% due 01/25/2035 ~		199	201
2.857% due 03/20/2036 ^~		957	942
3.134% due 01/20/2047 ^~		125	122
6.119% due 07/26/2036 ~		10,182	4,455
Banc of America Mortgage Trust
2.372% due 10/20/2046 ^~		97	67
2.929% due 01/25/2036 ~		395	384
Bancaja Fondo de Titulizacion de Activos 0.000% due 10/25/2037 •(m)	EUR	1,150	1,346
BCAP LLC Trust
2.717% due 07/26/2035 ~		$894	792
2.776% due 07/26/2045 ~(m)		5,376	5,277
2.906% due 11/26/2035 ~(m)		3,687	3,556
2.959% due 02/26/2036 ~		4,356	3,430
3.145% due 04/26/2037 ~		9,196	8,187
3.884% due 06/26/2036 ~		3,047	2,783
5.500% due 12/26/2035 ~		4,555	3,639
6.000% due 08/26/2037 ~		2,488	2,337
Bear Stearns Adjustable Rate Mortgage Trust 3.615% due 06/25/2047 ^~		2,071	2,073
Bear Stearns ALT-A Trust
0.509% due 02/25/2034 •(m)		3,763	3,624
3.130% due 09/25/2035 ^~(m)		6,108	3,762
3.136% due 11/25/2035 ^~		13,772	10,737
BX Commercial Mortgage Trust 3.256% due 07/15/2034 •(m)		13,099	13,152
CD Mortgage Trust 5.688% due 10/15/2048		6,244	3,462
Chase Mortgage Finance Trust
2.806% due 01/25/2036 ^~(m)		5,356	4,936
3.042% due 03/25/2037 ^~		1,393	1,386
Citigroup Commercial Mortgage Trust
2.457% due 02/15/2039 •(m)		10,861	10,607
5.356% due 12/10/2049 ~		401	222
Citigroup Mortgage Loan Trust
2.520% due 03/25/2036 ^•		178	178
2.888% due 02/25/2036 ~(m)		8,535	8,190
3.163% due 10/25/2035 ^~		1,630	1,659
3.313% due 09/25/2037 ^~		3,584	3,548
Commercial Mortgage Loan Trust 5.845% due 12/10/2049 ~		6,109	2,606
Countrywide Alternative Loan Trust
0.359% due 06/25/2037 •		8,618	6,872
0.489% due 09/25/2046 ^•		8,052	7,597
0.796% due 12/25/2035 ~(a)		10,221	325
1.569% due 11/25/2035 •(m)		10,896	10,656
1.690% due 12/25/2035 ~(a)		4,896	303
2.865% due 06/25/2037 ^~		115	103
5.500% due 07/25/2035 ^		984	768
5.500% due 11/25/2035 ^		410	322
5.500% due 01/25/2036 ^		90	90
5.500% due 04/25/2037 ^(m)		1,927	1,436
5.750% due 01/25/2036		164	128
5.750% due 01/25/2037 ^		9,732	7,466

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

5.750% due 04/25/2037 ^		1,512	1,498
6.000% due 08/25/2036 ^		292	235
6.000% due 11/25/2036 ^		280	227
6.000% due 12/25/2036		164	103
6.000% due 01/25/2037 ^		1,194	1,038
6.000% due 02/25/2037 ^		906	536
6.000% due 03/25/2037 ^		2,738	1,561
6.000% due 03/25/2037 ^(m)		8,885	5,068
6.000% due 04/25/2037 ^		5,369	3,342
6.000% due 07/25/2037 ^		63	65
6.000% due 09/25/2037		8,501	4,721
7.041% due 07/25/2036 •(a)		8,486	2,345
38.348% due 05/25/2037 ^•		805	1,442
Countrywide Home Loan Mortgage Pass-Through Trust
0.709% due 03/25/2035 •		182	151
0.789% due 03/25/2036 •		619	363
1.979% due 03/25/2046 ^•(m)		5,722	3,746
2.736% due 11/20/2035 ~(m)		8,289	7,330
3.933% due 06/25/2047 ^~		2,197	2,266
5.000% due 11/25/2035 ^		28	21
5.500% due 12/25/2034		84	88
5.500% due 11/25/2035 ^		34	26
6.000% due 07/25/2037 ^		183	133
6.000% due 08/25/2037		3,923	2,804
6.000% due 08/25/2037 ^		2	1
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		25	62
Credit Suisse Mortgage Capital Certificates
2.432% due 02/27/2047 ~		39,603	21,578
2.891% due 06/25/2036 ~		5,697	5,702
3.034% due 04/26/2035 ~(m)		10,760	10,552
3.318% due 07/26/2037 ~		8,305	7,661
7.000% due 08/26/2036		14,458	4,753
7.000% due 08/27/2036		3,231	1,798
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.396% due 04/25/2036 þ		5,738	3,969
Credit Suisse Mortgage Capital Trust
4.968% due 10/15/2037 •		4,000	4,086
6.500% due 07/26/2036 ^		10,991	4,275
Debussy DTC PLC
5.930% due 07/12/2025 (m)	GBP	7,869	10,542
8.250% due 07/12/2025		5,000	2,020
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2021 ^		$95	82
Dilosk RMBS DAC 2.710% due 12/20/2057 •	EUR	1,100	1,292
Dssv SARL 3.000% due 10/15/2024 «•		13,241	15,217
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	1,984
1.330% (BP0003M + 1.250%) due 06/13/2045 ~(m)		5,711	7,533
1.830% (BP0003M + 1.750%) due 06/13/2045 ~		3,522	4,556
3.580% (BP0003M + 3.500%) due 06/13/2045 ~		1,260	1,767
First Horizon Alternative Mortgage Securities Trust
2.310% due 08/25/2035 ^~		$460	62
6.991% due 11/25/2036 •(a)		919	275
First Horizon Mortgage Pass-Through Trust 5.500% due 08/25/2037 ^		308	203
Freddie Mac
2.667% due 01/25/2051 •		600	583
4.767% due 01/25/2051 •		600	566
4.817% due 10/25/2050 •		2,500	2,618
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	8,832	9,021
GreenPoint Mortgage Funding Trust 0.309% due 12/25/2046 ^•(m)		$3,710	3,547
GS Mortgage Securities Corp. Trust
1.756% due 12/15/2036 •(m)		3,000	2,870
4.591% due 10/10/2032 ~(m)		9,500	9,204
4.591% due 10/10/2032 ~		1,700	1,623
GS Mortgage Securities Trust
0.000% due 07/25/2059 (b)(h)		90	90
0.000% due 07/25/2059 ~(a)		63,363	750
0.090% due 07/25/2059 ~(a)		57,845	234
3.805% due 10/10/2035 ~(m)		10,000	10,075
3.846% due 07/25/2059 ~(m)		8,719	7,256
3.846% due 07/25/2059 ~		1,081	957
GSR Mortgage Loan Trust
2.788% due 11/25/2035 ~		140	99
6.500% due 08/25/2036 ^•		706	405
HarborView Mortgage Loan Trust
0.590% due 03/19/2036 ^•		9,829	9,769
0.610% due 01/19/2036 •		5,700	4,132
1.086% due 06/20/2035 •(m)		6,313	6,241
1.461% due 06/20/2035 •		1,457	1,386

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Hipocat FTA 0.000% due 01/15/2050 •	EUR	4,324	4,956
Homeward Opportunities Fund Trust 5.450% due 05/25/2065 ~		$1,400	1,448
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	1,404	1,507
Impac CMB Trust 0.829% due 10/25/2034 •		$145	142
Impac Secured Assets Trust 0.219% due 05/25/2037 ^•		5	5
IndyMac Mortgage Loan Trust
0.309% due 11/25/2046 •(m)		4,626	4,393
0.359% due 02/25/2037 •(m)		3,030	2,426
0.409% due 07/25/2036 •(m)		449	363
2.882% due 03/25/2037 ~		25	25
3.030% due 06/25/2037 ^~		3,538	2,947
3.180% due 02/25/2035 ~		282	274
JP Morgan Alternative Loan Trust
0.309% due 06/25/2037 •(m)		26,626	14,134
5.960% due 12/25/2036 ^þ(m)		5,452	5,460
7.110% due 11/25/2036 ^~(m)		269	265
JP Morgan Chase Commercial Mortgage Securities Trust 1.466% due 06/15/2045 ~(a)		34,658	232
JP Morgan Mortgage Trust
2.602% due 10/25/2036 ~		513	444
3.486% due 06/25/2037 ^~		2,661	2,419
Lavender Trust 6.000% due 11/26/2036 (m)		9,656	9,691
LB-UBS Commercial Mortgage Trust 0.093% due 02/15/2040 ~(a)		4,713	0
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		733	714
6.000% due 09/25/2036 ^		496	399
6.500% due 09/25/2037 ^		3,209	1,493
7.250% due 09/25/2037 ^(m)		31,262	12,650
Lehman XS Trust
0.669% due 07/25/2037 •		22,460	17,075
1.109% due 07/25/2047 •		3,418	3,062
MASTR Adjustable Rate Mortgages Trust
0.309% due 05/25/2047 •		13,484	15,964
0.789% due 05/25/2047 ^•		4,141	4,856
MASTR Alternative Loan Trust
0.459% due 03/25/2036 •		20,109	1,165
0.509% due 03/25/2036 ^•		26,579	1,513
Merrill Lynch Mortgage Investors Trust 3.444% due 05/25/2036 ~		3,253	3,270
MFA Trust
3.034% due 04/25/2065 ~(m)		20,054	20,179
4.039% due 04/25/2065 ~(m)		14,456	14,545
Morgan Stanley Re-REMIC Trust
3.009% due 09/26/2035 ~(m)		1,609	1,719
3.154% due 07/26/2035 ~		11,938	11,964
6.000% due 04/26/2036 (m)		7,969	8,643
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		1,643	1,615
Motel 6 Trust 7.033% due 08/15/2024 •(m)		7,015	6,835
Natixis Commercial Mortgage Securities Trust
3.106% due 11/15/2034 •		1,280	1,194
4.106% due 11/15/2034 •		555	484
Newgate Funding PLC
0.280% due 12/15/2050 •(m)	GBP	1,292	1,663
0.708% due 12/15/2050 •(m)	EUR	1,460	1,667
0.958% due 12/15/2050 •(m)		2,787	3,163
1.330% due 12/15/2050 •(m)	GBP	2,203	2,962
Nomura Resecuritization Trust 5.729% due 09/26/2035 ~		$3,968	3,919
NovaStar Mortgage Funding Trust 0.489% due 09/25/2046 •		305	297
PMT Credit Risk Transfer Trust 3.015% due 02/27/2024 •		9,985	10,023
RBSSP Resecuritization Trust
2.860% due 07/26/2045 ~(m)		20,150	19,880
3.051% due 05/26/2037 ~(m)		3,922	3,160
6.000% due 03/26/2036 ^~		4,425	3,387
Residential Accredit Loans, Inc. Trust
0.299% due 05/25/2037 •(m)		10,446	10,188
0.469% due 07/25/2036 ^•(m)		8,587	4,789
1.259% due 01/25/2046 ^•		3,933	3,666
5.328% due 01/25/2036 ~		238	212
6.000% due 08/25/2035 ^		589	577
6.000% due 06/25/2036		222	213
6.000% due 09/25/2036 ^		4,135	2,759
7.000% due 10/25/2037 (m)		6,413	6,160
Residential Asset Securitization Trust
5.500% due 07/25/2035		651	526

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

6.250% due 08/25/2037 ^		4,150	1,637
Residential Funding Mortgage Securities, Inc. Trust
5.272% due 08/25/2036 ^~		641	540
5.850% due 11/25/2035 ^		103	99
6.000% due 04/25/2037 ^		618	597
RiverView HECM Trust 0.580% due 05/25/2047 •		4,834	4,462
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~		2,400	2,445
4.537% due 11/25/2059 ~		5,196	2,619
Sequoia Mortgage Trust
0.481% due 07/20/2036 •		769	337
1.311% due 10/20/2027 •		589	573
Structured Adjustable Rate Mortgage Loan Trust
3.009% due 02/25/2037 ^~(m)		8,568	7,461
3.301% due 08/25/2036 ~		2,613	1,036
3.725% due 04/25/2047 ~		1,431	953
Structured Asset Mortgage Investments Trust
0.449% due 03/25/2037 ^•		1,059	362
0.489% due 07/25/2046 ^•		11,955	10,448
2.935% due 02/25/2036 ~		3,377	2,198
SunTrust Alternative Loan Trust 7.041% due 04/25/2036 ^•(a)		4,281	1,238
TBW Mortgage-Backed Trust 6.500% due 07/25/2036 (m)		18,625	6,976
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 10/28/2050 •	EUR	9,363	6,293
Towd Point Mortgage Funding PLC 3.050% due 02/20/2054 •	GBP	12,300	17,095
VNDO Trust 3.903% due 01/10/2035 ~(m)		$5,000	5,069
WaMu Mortgage Pass-Through Certificates Trust
0.949% due 06/25/2044 •		136	134
1.009% due 06/25/2047 ^•		2,127	577
1.069% due 07/25/2047 •(m)		15,422	12,949
1.139% due 10/25/2046 ^•		285	268
1.707% due 07/25/2047 ^•		590	558
3.180% due 02/25/2037 ^~		295	291
3.255% due 03/25/2037 ^~		2,447	2,417
Washington Mutual Mortgage Pass-Through Certificates Trust
0.349% due 01/25/2047 ^•		8,340	8,439
0.709% due 07/25/2036 ^•		4,726	3,112
6.000% due 04/25/2037 ^(m)		2,159	2,145
Wells Fargo Alternative Loan Trust
3.080% due 07/25/2037 ^~		2,392	2,254
5.750% due 07/25/2037 ^		257	257
Wells Fargo Mortgage Loan Trust 3.712% due 04/27/2036 ~(m)		6,156	5,627
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/2037 ^		112	112
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(m)		8,300	8,188

Total Non-Agency Mortgage-Backed Securities (Cost $724,504)			809,239

ASSET-BACKED SECURITIES 35.6%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ		7,611	7,718
ACE Securities Corp. Home Equity Loan Trust 1.069% due 08/25/2035 •		4,996	3,074
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.209% due 09/25/2034 •		740	765
Alkali Europe SARL 3.800% due 07/15/2022 «•	EUR	9,372	10,881
Asset-Backed Funding Certificates Trust 1.159% due 03/25/2034 ^•		$706	697
Bear Stearns Asset-Backed Securities Trust
0.659% due 06/25/2036 •(m)		4,051	4,059
2.829% due 10/25/2036 ~		2,848	1,987
Citigroup Mortgage Loan Trust
0.269% due 12/25/2036 •(m)		14,577	9,833
0.329% due 12/25/2036 •(m)		10,805	5,779
0.809% due 11/25/2046 •		2,100	1,921
4.824% due 03/25/2036 ^þ		1,722	1,095
6.352% due 05/25/2036 ^þ		435	225
Conseco Finance Corp.
7.060% due 02/01/2031 ~		3,162	3,081
7.500% due 03/01/2030 ~		7,062	4,050
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~		4,726	1,865
8.850% due 12/01/2030 ~		5,630	1,853
9.163% due 03/01/2033 ~		7,322	6,860
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,480
Coronado CDO Ltd.
1.683% due 09/04/2038 •		$8,514	4,840

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

6.000% due 09/04/2038		1,310	1,015
Countrywide Asset-Backed Certificates
0.279% due 06/25/2047 •(m)		164	164
0.309% due 06/25/2037 ^•(m)		7,447	7,589
0.309% due 06/25/2047 ^•		18,792	17,558
0.369% due 12/25/2036 ^•		10,988	10,621
0.369% due 01/25/2046 ^•(m)		35,203	29,660
4.176% due 02/25/2036 ~		14	14
Countrywide Asset-Backed Certificates Trust
0.349% due 03/25/2047 ^•(m)		7,655	7,027
1.204% due 04/25/2036 ^•(m)		21,300	20,765
2.134% due 11/25/2035 •		3,008	1,787
5.859% due 10/25/2046 ^~		1,467	1,460
Countrywide Home Equity Loan Trust 5.657% due 03/25/2034 ~		9	9
Credit-Based Asset Servicing & Securitization CBO Corp. 0.426% due 09/06/2041 •		27,442	1,131
Credit-Based Asset Servicing & Securitization LLC 6.250% due 10/25/2036 þ		4,082	4,158
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^		2,872	2,524
ECAF Ltd. 4.947% due 06/15/2040 (m)		2,040	1,925
EMC Mortgage Loan Trust
0.588% due 04/25/2042 •		377	377
3.493% due 04/25/2042 •		2,334	2,280
First Franklin Mortgage Loan Trust 0.859% due 12/25/2035 •(m)		23,487	23,120
Flagship Credit Auto Trust 0.000% due 12/15/2027 «(h)		9	3,419
Glacier Funding CDO Ltd. 0.462% due 08/04/2035 •		9,848	1,936
GMAC Mortgage Corp. Home Equity Loan Trust 6.749% due 12/25/2037 þ		1,621	1,692
Grand Canal Securities 0.450% due 12/24/2058 •	EUR	858	997
GSAMP Trust 1.984% due 06/25/2034 •(m)		$1,253	1,289
Hout Bay Corp.
1.627% due 07/05/2041 •		37,302	8,188
1.827% due 07/05/2041 •		4,871	528
1.957% due 07/05/2041 •		1,690	78
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 5.916% due 12/25/2031 ^þ		520	205
JP Morgan Mortgage Acquisition Corp. 1.039% due 12/25/2035 •(m)		16,459	16,184
KGS-Alpha SBA COOF Trust 1.100% due 04/25/2038 «~(a)		1,228	33
Lehman XS Trust 6.670% due 06/24/2046 þ		817	850
Long Beach Mortgage Loan Trust
0.489% due 02/25/2036 •(m)		8,977	8,050
0.629% due 08/25/2045 •(m)		12,159	11,844
0.814% due 11/25/2035 •(m)		15,647	14,435
1.159% due 06/25/2035 •(m)		7,300	7,302
Marlette Funding Trust
0.000% due 09/17/2029 «(h)		12	1,882
0.000% due 03/15/2030 «(h)		4	1,016
0.000% due 09/16/2030 «(h)		9	3,387
MASTR Asset-Backed Securities Trust
0.409% due 03/25/2036 •(m)		6,909	5,529
0.679% due 01/25/2036 •(m)		380	376
MF1 Ltd. 4.206% due 11/15/2035 •(m)		15,600	15,919
Mid-State Capital Corp. Trust 6.742% due 10/15/2040		4,205	4,538
Morgan Stanley ABS Capital, Inc. Trust
0.209% due 11/25/2036 •		1,476	1,086
0.439% due 02/25/2037 •		5,405	3,470
1.144% due 01/25/2035 •		1,725	1,391
Morgan Stanley Home Equity Loan Trust 0.339% due 04/25/2037 •(m)		27,177	18,265
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		37,800	11,527
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.389% due 07/25/2036 •		3,500	3,203
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~		2,059	2,161
8.490% due 10/15/2030 ^		1,158	1,023
Ocean Trails CLO 5.294% due 08/13/2025 •		1,500	1,494
Option One Mortgage Loan Trust 0.649% due 01/25/2036 •(m)		20,000	18,934
Orient Point CDO Ltd. 0.508% due 10/03/2045 •(m)		143,831	59,250

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Palisades CDO Ltd. 1.172% due 07/22/2039 •		4,900	2,087
Popular ABS Mortgage Pass-Through Trust 1.984% due 08/25/2035 •(m)		3,763	3,800
Residential Asset Mortgage Products Trust 1.084% due 04/25/2034 •(m)		3,192	3,172
Residential Asset Securities Corp. Trust 0.589% due 08/25/2036 •		10,620	9,550
Saxon Asset Securities Trust
0.784% due 11/25/2037 •(m)		13,000	12,731
1.084% due 11/25/2035 •		5,547	4,201
1.804% due 03/25/2035 •		5,004	3,555
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		11	12,200
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		9	4,250
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		3	1,041
0.000% due 09/15/2054 «(h)		13,036	24,714
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)		9,180	1,534
0.000% due 05/25/2040 «(h)		9,300	1,628
0.000% due 07/25/2040 «(h)		47	1,015
0.000% due 09/25/2040 «(h)		4,003	1,081
Soloso CDO Ltd. 0.557% due 10/07/2037 •		4,800	3,864
Soundview Home Loan Trust 0.389% due 06/25/2037 •(m)		7,178	5,880
South Coast Funding Ltd. 0.536% due 01/06/2041 •		139,579	34,580
START Ireland 4.089% due 03/15/2044		864	869
Structured Asset Securities Corp. 6.109% due 05/25/2032 ^•		6,439	5,614
Symphony CLO Ltd. 4.834% due 07/14/2026 •(m)		4,400	4,230
Tropic CDO Ltd. 0.561% due 07/15/2036 •(m)		3,750	3,440
Verde CDO Ltd. 1.603% due 10/05/2045 •		84,861	25,992

Total Asset-Backed Securities (Cost $616,144)			608,756

SOVEREIGN ISSUES 7.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ(m)		4,439	1,487
0.125% due 07/09/2030 þ		9,811	3,221
0.125% due 07/09/2035 þ		11,203	3,246
0.125% due 01/09/2038 þ(m)		21,042	7,724
0.125% due 07/09/2041 þ(m)		15,994	5,531
0.125% due 07/09/2046 þ		115	36
1.000% due 08/05/2021	ARS	152,948	1,066
1.000% due 07/09/2029		$1,447	523
2.500% due 07/22/2021	ARS	57,851	405
15.500% due 10/17/2026 (m)		163,630	447
34.109% (BADLARPP) due 10/04/2022 ~		138	1
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~(m)		149,103	984
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~(m)		874,912	5,486
37.854% (BADLARPP + 3.750%) due 02/22/2028 ~		1,875	11
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~(m)		283,520	1,934
Dominican Republic International Bond
4.875% due 09/23/2032 (m)		$7,600	7,771
5.300% due 01/21/2041		1,000	986
5.875% due 01/30/2060 (m)		4,600	4,423
9.750% due 06/05/2026 (m)	DOP	88,400	1,684
16.950% due 02/04/2022		7,900	151
Ecuador Government International Bond 0.500% due 07/31/2030 þ		$2,740	1,623
Egypt Government International Bond
3.875% due 02/16/2026 (m)		7,800	7,539
5.875% due 02/16/2031 (m)		4,600	4,321
7.500% due 02/16/2061 (m)		7,800	7,077
Ghana Government International Bond
6.375% due 02/11/2027 (m)		1,402	1,358
7.875% due 02/11/2035 (m)		1,542	1,439
8.750% due 03/11/2061 (m)		516	480
Ivory Coast Government International Bond
4.875% due 01/30/2032 (m)	EUR	8,000	9,171
6.625% due 03/22/2048 (m)		3,700	4,391
Oman Government International Bond
4.875% due 02/01/2025 (m)		$4,000	4,179
6.250% due 01/25/2031 (m)		4,000	4,192
7.000% due 01/25/2051 (m)		4,000	3,957
Provincia de Buenos Aires
37.855% due 04/12/2025 (m)	ARS	717,986	4,219

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

37.932% due 05/31/2022		78,014	507
Romania Government International Bond 2.625% due 12/02/2040 (m)	EUR	6,300	7,332
South Africa Government International Bond
4.850% due 09/30/2029 (m)		$3,200	3,228
5.750% due 09/30/2049 (m)		2,200	2,031
Turkey Government International Bond
4.250% due 03/13/2025 (m)		2,600	2,426
7.625% due 04/26/2029 (m)		3,900	4,020
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		600	627
Ukraine Government International Bond 4.375% due 01/27/2030 (m)	EUR	3,412	3,675
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		$136	14
9.250% due 09/15/2027 ^(e)		734	77

Total Sovereign Issues (Cost $166,240)			125,000

		SHARES
COMMON STOCKS 3.2%
COMMUNICATION SERVICES 0.8%
Clear Channel Outdoor Holdings, Inc. (f)		1,495,047	2,691
iHeartMedia, Inc. 'A' (f)		349,506	6,344
iHeartMedia, Inc. 'B' «(f)		271,220	4,430

			13,465

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
Desarrolladora Homex S.A.B. de C.V. (f)		719,113	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		4,776	2

			3

FINANCIALS 1.0%
Associated Materials Group, Inc. «(k)		2,416,778	16,289

INDUSTRIALS 1.1%
McDermott International Ltd. (f)		187,616	150
Neiman Marcus Group Ltd. LLC «(k)		182,082	18,349
Noble Corp. «		4,691	83
Noble Corp. «(k)		39,120	693
Pacific Drilling SA «(k)		2,998	337
Westmoreland Mining Holdings LLC «(k)		358	2

			19,614

UTILITIES 0.3%
TexGen Power LLC «		130,864	5,431

Total Common Stocks (Cost $57,102)			54,802

RIGHTS 0.9%
INFORMATION TECHNOLOGY 0.9%
Windstream Holdings LLC «		845,636	15,966

Total Rights (Cost $6,602)			15,966

PREFERRED SECURITIES 3.2%
BANKING & FINANCE 2.5%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~(m)		12,900,000	7,321
Nationwide Building Society 10.250% ~		1,249	319
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		22,829,000	34,757

			42,397

INDUSTRIALS 0.0%
General Electric Co. 3.514% (US0003M + 3.330%) due 06/15/2021 ~(i)(m)		737,000	697

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		460,023	12,264

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Total Preferred Securities (Cost $52,501)			55,358

REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
Uniti Group, Inc.		648,881	7,157
VICI Properties, Inc.		594,589	16,791

Total Real Estate Investment Trusts (Cost $11,569)			23,948

SHORT-TERM INSTRUMENTS 11.8%
REPURCHASE AGREEMENTS (l) 10.3%			175,900

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	74,998	517

ARGENTINA TREASURY BILLS 0.2%
19.065% due 06/30/2021 - 09/13/2021 (g)(h)		251,826	1,725
38.750% (ARPPPA + 2.250%) due 06/30/2021 ~		148,287	1,024

			2,749

U.S. TREASURY BILLS 1.3%
0.049% due 04/20/2021 - 09/23/2021 (g)(h)(m)(o)(q)		$22,573	22,572

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.042% due 07/06/2021 (g)(h)(q)		169	169

Total Short-Term Instruments (Cost $201,940)			201,907

Total Investments in Securities (Cost $3,055,317)			3,134,507

Total Investments 183.2% (Cost $3,055,317)			$3,134,507
Financial Derivative Instruments (n)(p) (0.1)%(Cost or Premiums, net $(19,971))			(1,080)
Other Assets and Liabilities, net (83.1)%			(1,422,634)

Net Assets 100.0%			$1,710,793

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Payment in-kind security.
(e)					Security is not accruing income as of the date of this report.
(f)					Security did not produce income within the last twelve months.
(g)					Coupon represents a weighted average yield to maturity.
(h)					Zero coupon security.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022					09/24/2020	$12,348	$12,264	0.72%
Associated Materials Group, Inc.					08/24/2020	15,347	16,289	0.95
Buffalo Thunder Development Authority 0.000% due 11/15/2029					12/08/2014	3	2	0.00
Neiman Marcus Group Ltd. LLC					09/25/2020	5,863	18,349	1.07
Noble Corp.					02/05/2021 – 02/08/2021	456	693	0.04
Pacific Drilling SA					02/25/2021	315	337	0.02
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	10,200	12,394	0.73
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022					04/09/2018	5,544	5,418	0.32
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	21,051	21,974	1.28
Westmoreland Mining Holdings LLC					03/26/2019	1	2	0.00

						$71,128	$87,722	5.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.010%	04/01/2021	04/05/2021	$53,400	U.S. Treasury Notes 1.625% due 12/15/2022	$(54,478)	$53,400	$53,400
	0.030	03/26/2021	04/05/2021	50,000	U.S. Treasury Bonds 4.625% due 02/15/2040	(50,516)	50,000	50,000
JPS	0.020	03/31/2021	04/01/2021	34,000	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(34,689)	34,000	34,000
MBC	0.000	03/31/2021	04/01/2021	38,500	U.S. Treasury Notes 2.250% due 04/30/2024	(39,714)	38,500	38,500

Total Repurchase Agreements						$(179,397)	$175,900	$175,900

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY				0.790%	03/30/2021	04/30/2021	$(1,533)	$(1,533)
BNY				1.249	11/18/2020	05/18/2021	(20,406)	(20,501)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

BOS	0.594	03/05/2021	06/03/2021		(2,256)	(2,257)
	0.682	03/17/2021	06/18/2021		(5,105)	(5,106)
	0.687	03/22/2021	06/22/2021		(6,807)	(6,809)
	0.733	03/04/2021	06/02/2021		(8,344)	(8,349)
	0.924	01/20/2021	04/20/2021		(7,677)	(7,692)
	0.992	02/17/2021	05/18/2021		(8,116)	(8,126)
	1.033	03/04/2021	06/02/2021		(1,270)	(1,271)
BPS	(0.300)	03/08/2021	06/08/2021	EUR	(195)	(229)
	(0.150)	02/19/2021	05/19/2021		(3,336)	(3,911)
	0.300	03/24/2021	04/28/2021		$(9,758)	(9,759)
	0.300	03/26/2021	04/30/2021		(1,077)	(1,077)
	0.300	03/29/2021	05/03/2021		(2,986)	(2,986)
	0.350	02/16/2021	04/20/2021		(4,992)	(4,994)
	0.350	03/01/2021	06/01/2021	GBP	(1,588)	(2,190)
	0.400	01/08/2021	04/08/2021		(3,005)	(4,146)
	0.420	02/02/2021	05/04/2021		(1,370)	(1,891)
	0.450	03/23/2021	TBD(3)		$(1,132)	(1,132)
	0.490	10/19/2020	04/20/2021		(6,084)	(6,097)
	0.490	10/20/2020	04/21/2021		(164)	(164)
	0.500	03/24/2021	04/28/2021		(1,497)	(1,498)
	0.500	03/26/2021	04/30/2021		(6,697)	(6,697)
	0.550	03/01/2021	06/01/2021		(7,100)	(7,104)
	0.580	03/05/2021	05/24/2021		(2,333)	(2,334)
	0.737	02/02/2021	05/04/2021	GBP	(1,846)	(2,548)
	0.750	03/26/2021	04/30/2021		$(17,459)	(17,461)
	0.800	10/15/2020	04/13/2021		(1,609)	(1,615)
	0.800	10/20/2020	04/21/2021		(3,453)	(3,466)
	0.800	10/26/2020	04/20/2021		(4,680)	(4,696)
	0.837	02/02/2021	05/04/2021	GBP	(6,308)	(8,707)
	0.920	10/20/2020	04/21/2021		$(1,784)	(1,792)
	0.937	02/02/2021	05/04/2021	GBP	(4,021)	(5,552)
	1.093	02/05/2021	05/06/2021		$(23,068)	(23,106)
	1.093	02/08/2021	05/11/2021		(68,564)	(68,672)
	1.093	02/16/2021	05/06/2021		(14,436)	(14,455)
BRC	(1.250)	01/28/2021	TBD(3)	EUR	(612)	(716)
	0.500	03/25/2020	TBD(3)		(977)	(982)
	0.650	03/02/2021	04/05/2021		(11,747)	(11,753)
	0.790	11/02/2020	04/30/2021		(14,494)	(14,542)
	0.790	11/17/2020	04/30/2021		(570)	(571)
	0.790	02/12/2021	04/30/2021		(3,136)	(3,140)
	0.790	03/17/2021	04/30/2021		(1,396)	(1,396)
	0.790	03/24/2021	05/03/2021		(1,335)	(1,335)
	0.790	04/01/2021	04/30/2021		(2,736)	(2,736)
	0.900	08/11/2020	TBD(3)		(1,399)	(1,407)
BYR	0.610	03/31/2021	03/25/2022		(22,168)	(22,168)
CDC	0.250	03/22/2021	TBD(3)		(306)	(306)
	0.320	03/23/2021	06/21/2021		(2,844)	(2,844)
	0.350	02/16/2021	05/18/2021		(9,170)	(9,174)
	0.350	02/23/2021	05/24/2021		(12,731)	(12,735)
	0.350	03/03/2021	05/20/2021		(200)	(200)
	0.500	03/23/2021	06/21/2021		(5,507)	(5,507)
	0.550	03/02/2021	06/02/2021		(1,303)	(1,304)
	0.550	03/15/2021	06/14/2021		(7,445)	(7,447)
	0.550	03/29/2021	05/20/2021		(856)	(856)
	0.600	02/16/2021	05/21/2021		(9,894)	(9,902)
	0.630	02/03/2021	05/04/2021		(28,285)	(28,313)
	0.630	03/30/2021	05/04/2021		(2,598)	(2,598)
	0.650	01/25/2021	04/30/2021		(15,743)	(15,761)
CEW	0.470	03/08/2021	05/07/2021		(540)	(540)
	0.494	02/16/2021	05/20/2021		(564)	(565)
	0.552	02/19/2021	04/20/2021		(8,113)	(8,118)
	0.594	02/16/2021	05/20/2021		(2,758)	(2,760)
	0.752	02/19/2021	04/20/2021		(23,876)	(23,896)
	0.844	02/16/2021	05/20/2021		(2,806)	(2,809)
	0.870	10/09/2020	04/07/2021		(1,500)	(1,506)
	1.000	03/05/2021	06/03/2021		(11,757)	(11,766)
	1.184	03/15/2021	06/15/2021		(1,551)	(1,552)
CIB	0.600	03/26/2021	04/30/2021		(4,955)	(4,955)
	0.600	04/01/2021	05/06/2021		(3,886)	(3,886)
	0.620	02/26/2021	04/01/2021		(3,889)	(3,891)
	0.620	03/10/2021	06/03/2021		(2,038)	(2,038)
	0.620	03/23/2021	04/22/2021		(2,784)	(2,784)
CIW	0.300	03/10/2021	06/03/2021		(2,410)	(2,411)
CSG	0.600	03/04/2021	04/05/2021		(175)	(175)
	0.650	01/26/2021	04/26/2021		(1,285)	(1,286)
	0.650	03/30/2021	05/03/2021		(5,238)	(5,238)
	0.650	03/30/2021	06/28/2021		(2,800)	(2,801)
DBL	(0.420)	03/08/2021	05/07/2021	EUR	(5,813)	(6,815)
	(0.340)	03/08/2021	05/07/2021		(612)	(718)
	(0.320)	03/08/2021	05/07/2021		(889)	(1,043)
	(0.300)	03/08/2021	05/07/2021		(11,563)	(13,557)
	(0.280)	03/08/2021	05/07/2021		(671)	(787)
	0.350	03/31/2021	05/07/2021	GBP	(6,050)	(8,341)
	0.350	04/01/2021	05/07/2021		(5,199)	(7,168)
FOB	0.250	09/22/2020	TBD(3)		$(1,734)	(1,736)
	0.350	02/11/2021	04/16/2021		(2,963)	(2,964)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

	0.350	02/19/2021	04/23/2021		(9,582)	(9,586)
	0.370	03/29/2021	06/28/2021		(2,857)	(2,857)
	0.380	01/27/2021	04/01/2021		(231)	(231)
	0.400	02/25/2021	05/26/2021		(3,069)	(3,070)
	0.450	02/19/2021	04/23/2021		(1,054)	(1,054)
	0.600	03/04/2021	04/05/2021		(16)	(16)
GLM	0.991	03/24/2021	06/22/2021		(42,858)	(42,867)
	1.308	10/20/2020	04/23/2021		(7,993)	(8,040)
GSC	0.650	03/29/2021	05/03/2021		(6,528)	(6,529)
IND	(0.050)	04/07/2021	07/07/2021	EUR	(3,676)	(4,311)
	0.120	01/07/2021	04/07/2021		(3,630)	(4,258)
	0.270	03/10/2021	06/09/2021		$(1,091)	(1,091)
	0.420	11/02/2020	05/03/2021		(5,228)	(5,237)
JML	(1.000)	11/02/2020	TBD(3)	EUR	(1,223)	(1,428)
	(0.500)	03/30/2021	05/07/2021		(774)	(907)
	(0.400)	03/08/2021	05/07/2021		(1,212)	(1,421)
	(0.250)	01/14/2021	04/14/2021		(1,030)	(1,207)
	(0.250)	01/18/2021	04/19/2021		(2,409)	(2,824)
	(0.250)	02/02/2021	05/04/2021		(12,208)	(14,311)
	0.000	01/18/2021	04/19/2021		(1,098)	(1,288)
	0.000	03/25/2021	04/15/2021		$(1,721)	(1,721)
	0.400	01/14/2021	04/14/2021	GBP	(23,196)	(32,005)
	0.400	01/15/2021	04/15/2021		(13,227)	(18,250)
	0.400	01/18/2021	04/19/2021		(5,713)	(7,882)
	0.400	01/20/2021	04/20/2021		(604)	(834)
	0.400	01/28/2021	04/28/2021		(975)	(1,346)
	0.400	02/02/2021	05/04/2021		(933)	(1,287)
	0.550	03/24/2021	04/06/2021		$(1,310)	(1,311)
	0.900	03/24/2021	04/06/2021		(595)	(595)
	0.950	02/04/2021	04/08/2021		(14,515)	(14,536)
JPS	0.025	02/19/2021	04/15/2021		(1,803)	(1,803)
MBC	0.100	01/19/2021	04/19/2021	EUR	(163)	(191)
	0.985	02/23/2021	05/24/2021		$(9,384)	(9,393)
	1.010	02/23/2021	05/24/2021		(10,433)	(10,444)
	1.035	02/23/2021	05/24/2021		(5,058)	(5,063)
MEI	0.450	03/22/2021	TBD(3)		(2,883)	(2,884)
MSB	0.796	02/24/2021	05/25/2021		(3,661)	(3,664)
	1.001	11/16/2020	05/17/2021		(12,480)	(12,527)
	1.135	02/01/2021	05/03/2021		(5,384)	(5,394)
NOM	0.550	03/02/2021	05/03/2021		(8,051)	(8,055)
	0.600	02/16/2021	05/18/2021		(1,178)	(1,179)
	0.600	03/08/2021	05/07/2021		(31,467)	(31,479)
	0.600	03/25/2021	06/23/2021		(5,204)	(5,204)
	0.600	03/26/2021	06/24/2021		(242)	(242)
	0.680	02/01/2021	06/01/2021		(22,334)	(22,359)
	0.700	01/11/2021	04/12/2021		(1,082)	(1,084)
	0.750	08/27/2020	TBD(3)		(2,501)	(2,512)
	0.850	08/27/2020	TBD(3)		(312)	(313)
RTA	0.550	03/30/2021	05/24/2021		(1,906)	(1,906)
	0.618	01/25/2021	04/30/2021		(222)	(223)
	0.624	01/20/2021	04/21/2021		(965)	(966)
	0.624	03/30/2021	04/21/2021		(8,057)	(8,057)
	0.657	04/01/2021	10/01/2021		(6,571)	(6,571)
	1.224	01/20/2021	04/21/2021		(10,752)	(10,778)
SBI	0.981	03/08/2021	05/25/2021		(6,818)	(6,823)
	0.982	03/08/2021	05/24/2021		(5,743)	(5,747)
	1.116	02/03/2021	05/04/2021		(3,516)	(3,522)
	1.131	02/22/2021	05/28/2021		(3,896)	(3,901)
	1.181	02/22/2021	05/28/2021		(4,802)	(4,808)
	1.242	11/10/2020	05/10/2021		(9,566)	(9,613)
	1.345	02/05/2021	05/06/2021		(2,816)	(2,822)
SCX	0.500	03/22/2021	05/21/2021		(7,048)	(7,049)
	0.570	03/22/2021	05/21/2021		(2,198)	(2,198)
SOG	0.350	03/30/2021	06/01/2021		(1,946)	(1,946)
	0.370	03/29/2021	06/28/2021		(1,233)	(1,233)
	0.400	02/17/2021	TBD(3)		(11,198)	(11,203)
	0.450	02/17/2021	TBD(3)		(1,834)	(1,835)
	0.450	03/04/2021	TBD(3)		(115)	(115)
	0.500	02/19/2021	04/22/2021		(10,557)	(10,563)
	0.500	03/17/2021	06/15/2021		(2,213)	(2,214)
	0.500	04/06/2021	07/06/2021		(3,176)	(3,176)
	0.520	02/17/2021	05/21/2021		(4,603)	(4,606)
	0.550	03/01/2021	06/01/2021		(4,570)	(4,572)
	0.550	03/02/2021	06/02/2021		(29,481)	(29,494)
	0.550	03/03/2021	06/03/2021		(4,646)	(4,648)
	0.550	03/04/2021	06/03/2021		(2,552)	(2,553)
	0.550	03/29/2021	06/01/2021		(1,994)	(1,994)
	0.570	02/22/2021	05/24/2021		(1,007)	(1,008)
	0.570	02/24/2021	05/25/2021		(29,662)	(29,679)
	0.570	03/30/2021	05/25/2021		(1,015)	(1,015)
	0.600	02/03/2021	05/04/2021		(20,873)	(20,893)
	0.600	02/09/2021	05/10/2021		(1,309)	(1,310)
	0.600	03/05/2021	04/06/2021		(394)	(394)
	0.600	03/29/2021	05/04/2021		(835)	(835)
	0.630	03/05/2021	04/28/2021		(1,430)	(1,431)
	0.650	03/05/2021	04/06/2021		(2,309)	(2,310)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

0.700	03/05/2021	04/06/2021	(304)	(305)
0.983	03/04/2021	06/02/2021	(15,692)	(15,704)
0.988	02/26/2021	05/26/2021	(10,974)	(10,984)
1.242	11/03/2020	05/05/2021	(14,348)	(14,422)
1.242	11/05/2020	05/05/2021	(26,803)	(26,939)
1.242	11/12/2020	05/11/2021	(9,444)	(9,490)
1.249	10/28/2020	04/28/2021	(9,231)	(9,280)
1.258	11/20/2020	05/24/2021	(13,201)	(13,262)
TDM	0.250	02/04/2021	TBD(3)	(12,925)	(12,930)
0.250	04/01/2021	TBD(3)	(217)	(217)
0.400	03/23/2021	TBD(3)	(7,376)	(7,377)
UBS	0.250	03/22/2021	TBD(3)	(269)	(269)
0.352	02/04/2021	05/04/2021	EUR	(3,491)	(4,096)
0.400	01/21/2021	04/21/2021	$(8,325)	(8,331)
0.400	03/04/2021	04/21/2021	(1,396)	(1,396)
0.400	03/22/2021	TBD(3)	(8,649)	(8,650)
0.450	03/05/2021	TBD(3)	(101)	(101)
0.500	03/22/2021	06/22/2021	(4,431)	(4,432)
0.550	02/17/2021	05/18/2021	(27,408)	(27,426)
0.550	02/19/2021	05/18/2021	(1,424)	(1,425)
0.550	03/29/2021	05/18/2021	(3,302)	(3,302)
0.650	01/13/2021	04/13/2021	(5,612)	(5,620)
0.650	01/15/2021	04/15/2021	(4,168)	(4,174)
0.650	01/19/2021	04/19/2021	(15,115)	(15,134)
0.650	01/20/2021	04/16/2021	(3,072)	(3,076)
0.650	01/22/2021	04/22/2021	(13,283)	(13,300)
0.650	01/26/2021	04/28/2021	(1,211)	(1,212)
0.650	01/28/2021	04/28/2021	(18,056)	(18,076)
0.650	03/08/2021	05/07/2021	(477)	(477)
0.650	03/30/2021	04/16/2021	(2,392)	(2,393)
0.650	03/30/2021	04/28/2021	(902)	(902)
1.095	02/05/2021	05/06/2021	(2,820)	(2,825)
1.096	02/03/2021	05/06/2021	(8,929)	(8,944)
1.173	01/20/2021	04/20/2021	(41,238)	(41,334)
1.353	02/17/2021	05/17/2021	GBP	(5,347)	(7,384)

Total Reverse Repurchase Agreements	$(1,389,012)

(m)	Securities with an aggregate market value of $1,672,177 and cash of $6,832 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(1,196,613) at a weighted average interest rate of 1.088%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	1.650%	EUR	100	$(4)	$1	$(3)	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	4.829	$3,000	(6)	24	18	4	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.203	2,100	(8)	(3)	(11)	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683	EUR	25,500	(3,879)	1,656	(2,223)	50	0

$(3,897)	$1,678	$(2,219)	$57	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$485	$820	$134	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	9,300	717	24	741	127	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,900	0	3	3	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	1,600	0	3	3	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	8,100	0	15	15	0	(1)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	20,700	0	39	39	0	(1)
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022	2,900	0	5	5	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	6,000	0	11	11	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022	16,200	0	29	29	0	(1)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	23,000	0	41	41	0	(2)
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022	4,900	0	9	9	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022	7,100	0	13	13	0	(1)
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022	123,100	2	(176)	(174)	8	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022	30,700	(45)	59	14	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	572,100	(199)	(317)	(516)	37	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	24,100	0	(15)	(15)	1	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022	24,700	0	(14)	(14)	2	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	184,300	(34)	(26)	(60)	12	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$303,000	7,433	3,155	10,588	0	(413)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	91,250	1,072	6,126	7,198	0	(130)
Pay	3-Month USD-LIBOR	0.770	Semi-Annual	06/19/2029	232,000	(85)	(14,885)	(14,970)	0	(294)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	23,900	694	(2,310)	(1,616)	0	(32)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036	19,800	(1,952)	651	(1,301)	39	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043	34,100	(114)	(3,437)	(3,551)	89	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	3,800	(52)	(406)	(458)	11	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	3,100	287	(502)	(215)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	17,700	(25)	(140)	(165)	55	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050	61,500	(3,122)	17,943	14,821	221	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	(84)	289	34	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	1,200	(1)	(22)	(23)	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,500	139	47	186	4	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	500	(16)	9	(7)	1	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	346,600	41	(198)	(157)	17	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	229,100	(8)	(106)	(114)	11	0

$5,440	$6,029	$11,469	$814	$(877)

Total Swap Agreements	$1,543	$7,707	$9,250	$871	$(877)

(o)	Securities with an aggregate market value of $3,940 and cash of $38,517 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	58,934	$10,344	$0	$(126)
04/2021	EUR	15,653	18,385	29	0
04/2021	GBP	55,975	79,247	2,079	0
04/2021	$10,739	BRL	58,934	0	(268)
04/2021	26,075	EUR	21,940	0	(345)
04/2021	1,258	RUB	96,317	12	0
04/2021	674	TRY	5,126	0	(59)
05/2021	8,516	CAD	10,624	0	(62)
05/2021	18,396	EUR	15,653	0	(29)
05/2021	1,949	RUB	145,801	0	(33)
05/2021	390	TRY	2,849	0	(55)
06/2021	731	RUB	55,172	0	(8)
06/2021	34	TRY	268	0	(3)
06/2021	3,222	ZAR	47,995	0	(1)
BPS	04/2021	BRL	32,380	$5,683	0	(69)
04/2021	GBP	1,296	1,792	5	0
04/2021	$5,784	BRL	32,380	0	(31)
04/2021	2,355	GBP	1,686	0	(30)
04/2021	1,565	TRY	11,542	0	(193)
05/2021	1,245	9,109	0	(178)
06/2021	2,198	IDR	32,109,103	1	0
08/2021	MXN	3,712	$174	0	(5)
BRC	05/2021	$11,485	MXN	234,318	0	(56)
06/2021	76	TRY	593	0	(8)
CBK	04/2021	PEN	7,855	$2,168	69	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

04/2021	$2,092	PEN	7,855	7	0
04/2021	64	TRY	523	0	(1)
05/2021	1,564	PEN	5,781	0	(20)
05/2021	751	RUB	56,220	0	(12)
06/2021	INR	68,168	$918	0	(6)
06/2021	$1,575	CLP	1,149,203	21	0
06/2021	12,014	CNH	78,672	0	(93)
06/2021	3,412	RUB	254,476	0	(80)
06/2021	17,060	ZAR	255,094	68	(4)
07/2021	1,496	CLP	1,069,858	0	(10)
08/2021	3,458	MXN	72,309	33	0
12/2021	896	INR	68,168	5	0
DUB	04/2021	BRL	95,008	$17,159	279	0
04/2021	$16,676	BRL	95,008	203	0
05/2021	17,137	95,008	0	(287)
FBF	04/2021	310	TRY	2,395	0	(20)
06/2021	3,551	26,927	0	(466)
GLM	04/2021	3,944	RUB	297,447	4	(24)
04/2021	210	TRY	1,609	0	(16)
05/2021	1,045	RUB	77,869	0	(22)
05/2021	431	TRY	3,153	0	(63)
06/2021	DOP	96,386	$1,666	0	(11)
HUS	04/2021	BRL	3,694	648	0	(8)
04/2021	EUR	9,206	11,092	296	0
04/2021	MXN	7,229	348	0	(5)
04/2021	PEN	7,855	2,092	0	(7)
04/2021	$664	BRL	3,694	0	(8)
04/2021	3,513	EUR	2,919	0	(90)
04/2021	5,115	GBP	3,715	7	0
04/2021	2,127	PEN	7,855	0	(29)
04/2021	2,331	TRY	17,358	0	(269)
05/2021	1,833	RUB	137,041	0	(32)
05/2021	2,557	TRY	19,022	0	(310)
06/2021	1,088	CLP	781,934	0	(3)
06/2021	10,148	CNH	66,471	0	(76)
06/2021	460	IDR	6,698,154	0	(1)
06/2021	2,641	MXN	55,056	34	0
06/2021	828	RUB	61,624	0	(22)
06/2021	409	TRY	3,000	0	(61)
12/2021	PEN	7,855	$2,124	28	0
JPM	04/2021	$1,007	GBP	723	0	(11)
04/2021	1,480	TRY	11,692	3	(78)
05/2021	1,990	14,914	0	(237)
06/2021	INR	67,916	$922	2	0
06/2021	$540	CLP	386,672	0	(3)
06/2021	0	IDR	87	0	0
12/2021	900	INR	67,916	0	(3)
MYI	04/2021	MXN	4,607	$220	0	(5)
SCX	04/2021	EUR	136,577	165,913	5,749	0
04/2021	$59,986	GBP	43,602	124	0
04/2021	628	TRY	4,683	0	(70)
05/2021	EUR	136,577	$160,611	354	0
05/2021	GBP	43,602	59,992	0	(124)
05/2021	$1,364	TRY	10,042	0	(182)
06/2021	INR	50,847	$692	3	0
06/2021	$13,477	IDR	196,189,762	0	(42)
06/2021	12,651	INR	943,570	133	0
12/2021	676	50,847	0	(4)
SSB	05/2021	49	TRY	363	0	(6)
TOR	04/2021	10,449	GBP	7,545	0	(47)
04/2021	53	TRY	442	0	0
UAG	04/2021	1,357	RUB	103,353	7	0
04/2021	367	TRY	2,794	0	(33)
05/2021	1,074	RUB	80,186	0	(20)
05/2021	1,502	TRY	11,071	0	(197)
06/2021	1,683	RUB	125,845	0	(36)
06/2021	194	TRY	1,513	0	(20)

Total Forward Foreign Currency Contracts	$9,555	$(4,733)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$24,205	$(21,514)	$15,618	$0	$(5,896)

Total Swap Agreements	$(21,514)	$15,618	$0	$(5,896)

(q)

Securities with an aggregate market value of $8,984 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$203,495	$64,904	$268,399
Corporate Bonds & Notes
Banking & Finance	0	236,022	12,394	248,416
Industrials	3,000	540,826	2	543,828
Utilities	0	103,882	0	103,882
Convertible Bonds & Notes
Banking & Finance	0	9,296	0	9,296
Industrials	0	8,920	0	8,920
Utilities	0	14	0	14
Municipal Bonds & Notes
Illinois	0	549	0	549
West Virginia	0	10,090	0	10,090
U.S. Government Agencies	0	46,137	0	46,137
Non-Agency Mortgage-Backed Securities	0	794,022	15,217	809,239
Asset-Backed Securities	0	540,675	68,081	608,756
Sovereign Issues	0	125,000	0	125,000
Common Stocks
Communication Services	9,035	0	4,430	13,465
Consumer Discretionary	3	0	0	3
Financials	0	0	16,289	16,289
Industrials	150	0	19,464	19,614
Utilities	0	0	5,431	5,431
Rights
Information Technology	0	0	15,966	15,966
Preferred Securities
Banking & Finance	0	42,397	0	42,397
Industrials	0	697	0	697
Utilities	0	0	12,264	12,264
Real Estate Investment Trusts
Real Estate	23,948	0	0	23,948
Short-Term Instruments
Repurchase Agreements	0	175,900	0	175,900
Short-Term Notes	0	517	0	517
Argentina Treasury Bills	0	2,749	0	2,749
U.S. Treasury Bills	0	22,572	0	22,572
U.S. Treasury Cash Management Bills	0	169	0	169

Total Investments	$36,136	$2,863,929	$234,442	$3,134,507

Short Sales, at Value - Liabilities
Loan Participations and Assignments	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	871	0	871
Over the counter	0	9,555	0	9,555

	$0	$10,426	$0	$10,426
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(877)	0	(877)
Over the counter	0	(10,629)	0	(10,629)

	$0	$(11,506)	$0	$(11,506)

Total Financial Derivative Instruments	$0	$(1,080)	$0	$(1,080)

Totals	$36,136	$2,862,849	$234,442	$3,133,427

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$91,828	$49,551	$(71,082)	$(22)	$(16,165)	$15,446	$7,406	$(12,056)	$64,906	$1,278
Corporate Bonds & Notes
Banking & Finance	11,338	0	0	0	0	1,056	0	0	12,394	1,056
Industrials	2	0	0	2	0	(2)	0	0	2	(2)
Non-Agency Mortgage-Backed Securities	28,412	0	(4,383)	70	90	1,723	0	(10,695)	15,217	785
Asset-Backed Securities	40,879	26,409	(7,849)	(8)	(4,327)	8,735	4,242	0	68,081	4,526
Common Stocks
Communication Services	8	4,953	0	0	0	(531)	0	0	4,430	(531)
Energy	193	0	(172)	0	(1)	(20)	0	0	0	0
Financials	0	15,346	0	0	0	943	0	0	16,289	942
Industrials	2,703	8,546	(2,244)	0	(2,572)	13,181	0	(150)	19,464	12,827
Real Estate	5,750	0	(5,750)	0	0	0	0	0	0	0
Utilities	4,220	0	0	0	0	1,211	0	0	5,431	1,211
Rights
Information Technology	0	6,602	0	0	0	9,364	0	0	15,966	9,364
Preferred Securities
Utilities	0	12,443	(94)	0	0	(85)	0	0	12,264	(84)

Totals	$185,333	$123,850	$(91,574)	$42	$(22,975)	$51,021	$11,648	$(22,901)	$234,444	$31,372

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$27,392	Discounted Cash Flow			Discount Rate			4.400 - 7.160	4.946
		2,680	Other Valuation Techniques(2)			—			—	—
		7,454	Proxy Pricing			Base Price			97.500 - 99.862	97.870
		4,726	Reference Instrument			Liquidity Discount			15.000	—
		12,542	Reference Instrument			Yield			6.169	—
		10,112	Third Party Vendor			Broker Quote			61.000 - 100.750	100.508
Corporate Bonds & Notes
Banking & Finance		12,394	Discounted Cash Flow			Discount Rate			5.430	—
Industrials		2	Proxy Pricing			Base Price			0.078	—
Non-Agency Mortgage-Backed Securities		15,217	Discounted Cash Flow			Discount Rate			4.400	—
Asset-Backed Securities		10,881	Discounted Cash Flow			Discount Rate			4.900	—
		57,200	Proxy Pricing			Base Price			2.688 - 110,005.500	33,369.895
Common Stocks
Communication Services		4,430	Reference Instrument			Liquidity Discount			10.000	—
Financials		16,289	Market Comparable Valuation			EBITDA		X	8.500	—
Industrials		18,348	Discounted Cash Flow			Discount Rate			16.000	—
		1,116	Other Valuation Techniques(2)			—			—	—
Utilities		5,431	Indicative Market Quotation			Broker Quote			$41.500	—
Rights
Information Technology		15,966	Market Comparable Valuation			EBITDA		X	4.250	—
Preferred Securities
Utilities		12,264	Recent Transaction			Purchase Price			$27.048

Total		$234,444

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 12, 2013. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 0.3% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A
BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	FOB	Credit Suisse Securities (USA) LLC	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
CIW	CIBC World Markets Corp.	MBC	HSBC Bank Plc	UBS	UBS Securities LLC
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PLN	Polish Zloty
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
DOP	Dominican Peso	PEN	Peruvian New Sol

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation